PROVISION FOR ENVIRONMENTAL REHABILITATION - Schedule of environmental rehabilitation provision (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	R 721.4	R 558.7	R 616.8
Between one and two years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	118.2
Between three and five years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	116.2
Between six and ten years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	100.4
Between eleven and twenty years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	88.4
After twenty years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	298.2
Ergo
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	501.0
Ergo | Between one and two years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	92.3
Ergo | Between three and five years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	98.8
Ergo | Between six and ten years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	50.6
Ergo | Between eleven and twenty years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	47.2
Ergo | After twenty years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	212.1
FWGR
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	207.3
FWGR | Between one and two years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	22.4
FWGR | Between three and five years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	17.4
FWGR | Between six and ten years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	49.8
FWGR | Between eleven and twenty years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	41.2
FWGR | After twenty years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	76.5
Other
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	13.1
Other | Between one and two years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	3.5
Other | Between three and five years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	0.0
Other | Between six and ten years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	0.0
Other | Between eleven and twenty years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	0.0
Other | After twenty years
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	R 9.6